UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2008 - AUGUST 31, 2008

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

August 31, 2008

Systematic Value Fund

Systematic Mid Cap Value Fund

Managers AMG Funds

Systematic Value Fund and Systematic Mid Cap Value Fund

Semi-Annual Report - August 31, 2008 (unaudited)

TABLE OF CONTENTS	Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Systematic Value Fund	5

Systematic Mid Cap Value Fund	8

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statements of Assets and Liabilities	11
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	12
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	18
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder,

As has been well documented, the financial markets were under significant pressure during a majority of the six-month period ending August 31, 2008 (the “period”). The period began with the Federal Reserve’s coordinated bailout of Bear Stearns & Co. (“Bear Stearns”) in mid-March, and ended with much trepidation entering September. After the Bear Stearns bailout and the Federal Reserve’s establishment of the credit facility to extend overnight funds to primary dealers, some investors started believing that the worst of the credit crisis was over, that economic growth would begin to bounce back later in the year, and that stock prices, in anticipation of future growth, would advance. The stock market roughly followed that projected course until approximately mid-May. Stocks then sold off during the remainder of the second quarter as investors’ concerns over surging energy and food prices, continuing fallout from the credit crisis, slowing economic growth, and declining corporate profits took center stage.

Volatility remained high during July and August, but overall equity index returns were relatively flat. Major headlines in the news included reports of falling energy and commodity prices along with higher-than-expected economic growth, countered by further contraction in housing, weakness in the labor markets, tighter credit conditions and uncertainty about the stability of Fannie Mae and Freddie Mac. The months of July and August proved to be the calm before the storm, as the number of events significantly affecting the markets in September greatly outnumbered any other period in recent memory. As a result, the Fall of 2008, which is not part of the period discussed in this report, will be remembered for many years to come.

For the period, the Russell 1000® (large cap), Russell 2000® (small cap), and the Russell 3000® (all cap) Indices returned -2.36%, 8.53% and -1.55%, respectively. International stocks underperformed their domestic counterparts by a fairly wide margin and were negatively impacted by the housing crisis, rising inflation, recession fears, and an appreciating U.S. Dollar. For the period, the MSCI EAFE Index returned -10.18% (U.S. Dollars), while emerging markets fared worse as the MSCI Emerging Markets Index declined -16.71% (U.S. Dollars). Meanwhile, fixed income indices posted mixed results. The Lehman Brothers U.S. Aggregate Bond Index generated a modest return of 0.18% while the Lehman Brothers Global Aggregate Bond Index returned -2.43%.

Against this backdrop, the Funds represented in this report have provided the following returns:

Periods Ended 08/31/08	6 Months	1 Year	3 Years	5 Years	Since Inception	Inception Date
Managers AMG Systematic Value Fund
- (Institutional Class)	(5.94)%	(14.64)%	3.62%	8.70%	6.82%	04/01/2002
Russell 1000® Value Index	(4.78)%	(14.66)%	3.15%	8.55%	5.52%	04/01/2002

Managers AMG Systematic Mid Cap Value Fund
- (Institutional Class)	2.59%	(6.75)%	—	—	2.71%	12/21/2006
Russell Mid Cap® Value Index	0.71%	(10.44)%	4.20%	11.90%	(4.86)%	12/21/2006

Note:	Returns greater than one year are annualized.

Performance for all classes of shares as well as detailed reviews of the performance and positioning of the Funds are included within this report.

As noted above, for the six months ended August 31, 2008, the Systematic Value Fund returned -5.94%, compared with a return of -4.78% for the Russell 1000® Value Index, the Fund’s primary benchmark. Despite trailing the benchmark for the period, the Fund has still performed quite well over the past three- and five-year periods relative to its benchmark and peer universe.

The Fund’s negative absolute returns are primarily attributable to disappointing performance within the energy and financials sectors. Finance stocks have struggled most of the year as a result of the continuing problems in the U.S. housing and mortgage markets, while the energy sector sold off as oil prices began to fall on concerns over slowing economic growth. At the security level, Bank of America Corp. was the biggest detractor from absolute performance, having struggled since acquiring Countrywide Financial, the troubled lender, in mid-June.

The Fund’s performance shortfall relative to its benchmark was primarily attributable to stock selection during the period. Stock selection hurt most within the health care, energy and telecomm

Letter to Shareholders (continued)

sectors, but a few individual stocks across other sectors also hindered performance. Specifically, allocations to Humana Inc. (health care), Valero Energy Corp. (energy), Turkcell Lletisim Hizmetieri (telecomm), MEMC Electronic Materials (information technology), and Bank of America Corp. (financials) were key drivers of underperformance.

While absolute returns were hurt by the Fund’s financials holdings, the financials sector actually helped returns relative to the Russell 1000® Value Index. During the period, the Fund’s financials sector holdings returned -5.9% compared with -15.6% for the sector as a whole. This relative outperformance was due in part to the fact that the Fund avoided many of the worst performers while holding some of the best performers within the sector, such as Northern Trust Corp., Unum Group, and Aon Corp.

As noted above, for the six months ended August 31, 2008, the Systematic Mid Cap Value Fund returned 2.59%, compared with a return of 0.71% for the Russell Mid Cap® Value Index, the Fund’s primary benchmark. Over the prior one-year period, the Fund performed well relative to its benchmark and peer universe. Longer-time-period comparisons are not yet available because the Fund’s returns only date back to late-2006.

The Fund’s positive absolute returns can be attributed mainly to strong performance within the industrials sector, and by NTELOS Holdings Corp. (the Fund’s lone telecomm stock), which appreciated 41.7%. BJ’s Wholesale Club Inc. and Walter Industries Inc. also helped the Fund generate a positive return in a turbulent market. As in the past, stock selection was the main determinant of relative performance during the period. In particular, Fund outperformance was spurred by strong stock selection within the financials sector. Over the last six months, Systematic’s finance holdings held up much better than those in the Russell Mid Cap® Value Index, appreciating 1.3% compared with the -6.8% return of the financials sector of the index. Some of the Fund’s best performers were in the financials sector and included Northern Trust Corp., Health Care REIT Inc., and Digital Realty Trust Inc.

The aforementioned positive contributors were partly offset by an overweight to the smallest companies within the Russell Mid Cap® Value Index, an underweight to the energy sector and poor stock selection in the health care sector. During the trailing six months, the smallest market cap stocks within the index were the worst performers, with the bottom market cap quintile declining an aggregate -10.5%. Conversely, within the Russell Mid Cap® Value Index, the energy sector was by far the best-performing sector during the first half of 2008 and the first four months of the period. As a result, the Fund’s modest underweight hurt relative performance. Lastly, the Fund’s worst-performing health care stock, Humana Inc., struggled before being sold from the Fund in March. Overall, these three factors were not enough to offset strong stock selection across other sectors, as the Fund respectably outperformed during the period.

The following report covers the six-month period ended August 31, 2008. Should you have any questions about this report, or if you’d like to receive a prospectus and additional information, including fees and expenses for these or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our Web site at www.managersinvest.com. As always, please read the prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Respectfully,

John H. Streur

Senior Managing Partner

Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2008	Expense Ratio for the period	Beginning Account Value 3/01/2008	Ending Account Value 8/31/2008	Expenses Paid During the Period*
Systematic Value Fund
Class A
Actual	1.15%	$1,000	$940	$5.62
Hypothetical (5% return before expenses)	1.15%	$1,000	$1,019	$5.85
Class C
Actual	1.90%	$1,000	$936	$9.27
Hypothetical (5% return before expenses)	1.90%	$1,000	$1,016	$9.65
Institutional Class
Actual	0.90%	$1,000	$941	$4.40
Hypothetical (5% return before expenses)	0.90%	$1,000	$1,021	$4.58

Systematic Mid Cap Value Fund
Class A
Projected	1.24%	$1,000	$1,025	$6.33
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.31
Class C
Projected	1.99%	$1,000	$1,020	$10.13
Hypothetical (5% return before expenses)	1.99%	$1,000	$1,015	$10.11
Institutional Class
Projected	0.99%	$1,000	$1,026	$5.06
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Managers AMG Funds Performance

All periods ended August 31, 2008 (unaudited)

Average Annual Total Returns[1]		Six Months	One Year	Five Years	Since Inception	Inception Date
Systematic Value Fund[2]
Institutional Class		(5.94)%	(14.64)%	8.70%	6.82%	04/01/2002
Class A	No Load	(6.05)%	(14.89)%	—	1.00%	02/28/2006
Class A	With Load	(11.49)%	(19.77)%	—	(1.34)%	02/28/2006
Class C	No Load	(6.40)%	(15.48)%	—	0.29%	02/28/2006
Class C	With Load	(7.33)%	(16.27)%	—	0.29%	02/28/2006
Russell 1000® Value Index		(4.78)%	(14.66)%	8.55%	5.52%	04/01/2002

Average Annual Total Returns[1]			Six Months	One Year	Since Inception	Inception Date
Systematic Mid Cap Value Fund[2]
Institutional Class			2.59%	(6.75)%	2.71%	12/21/2006
Class A		No Load	2.50%	(6.91)%	2.49%	12/21/2006
Class A		With Load	(3.39)%	(12.24)%	(1.03)%	12/21/2006
Class C		No Load	2.01%	(7.66)%	1.74%	12/21/2006
Class C		With Load	1.01%	(8.57)%	1.74%	12/21/2006
Russell Midcap® Value Index			0.71%	(10.44)%	(4.86)%	12/21/2006

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

The Fund share classes differ with regard to sales charges and Fund expenses. In choosing a Fund and class(es), investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 1000® Value Index and the Russell Midcap® Value Index are trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an Index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of August, 31, 2008. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Not FDIC insured, nor bank guaranteed. May lose value.

Systematic Value Fund

Fund Snapshots

August 31, 2008 (unaudited)

Portfolio Breakdown

Industry	Systematic Value**	Russell 1000® Value Index
Financials	27.9%	26.4%
Energy	13.7%	15.8%
Health Care	10.3%	11.6%
Consumer Discretionary	7.8%	8.8%
Information Technology	7.6%	3.2%
Industrials	7.0%	10.0%
Materials	6.6%	4.1%
Telecommunication Services	6.4%	5.5%
Consumer Staples	6.0%	8.4%
Utilities	4.2%	6.2%
Other Assets and Liabilities	2.5%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	3.8%
JPMorgan Chase & Co.*	3.8
AT&T, Inc.*	3.3
Invitrogen Corp.*	2.9
BB&T Corp.	2.6
Citigroup, Inc.	2.3
Verizon Communications, Inc.*	2.2
Philip Morris International, Inc.	2.2
American Electric Power Co., Inc.*	2.0
ChevronTexaco Corp.*	1.9

Top Ten as a Group	27.0%

*	Top Ten Holding at February 29, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Systematic Value Fund

Schedule of Portfolio Investments

August 31, 2008 (unaudited)

	Shares		Value
Common Stocks - 97.5%
Consumer Discretionary - 7.8%
Advance Auto Parts, Inc.	12,200		$525,088
Comcast Corp., Class A	46,800	[2]	991,224
Kohl’s Corp.*	12,400		609,708
Lowe’s Companies, Inc.	16,700		411,488
McDonald’s Corp.	12,200		756,400
priceline.com, Inc.*	700	[2]	65,086
Pulte Homes, Inc.	38,000	[2]	551,380
Snap-On, Inc.	16,000		912,320
Toll Brothers, Inc.*	22,300	[2]	554,824
V.F. Corp.	9,700		768,725
Walt Disney Co., The	29,800		964,030
Total Consumer Discretionary			7,110,273
Consumer Staples - 6.0%
Bunge, Ltd.	9,825	[2]	877,962
CVS Caremark Corp.	40,300		1,474,980
Molson Coors Brewing Co.	12,400	[2]	590,860
Philip Morris International, Inc.	36,300		1,949,310
Procter & Gamble Co., The	8,400		586,068
Total Consumer Staples			5,479,180
Energy - 13.7%
Apache Corp.	6,000		686,280
Chevron Corp.	20,300		1,752,296
ConocoPhillips Co.	15,300		1,262,403
Exxon Mobil Corp.	43,300		3,464,433
Hess Corp.	12,900		1,350,759
Noble Energy, Inc.	12,800		918,144
Occidental Petroleum Corp.	19,500		1,547,520
Whiting Petroleum Corp.*	5,500		529,320
Williams Co., Inc.	31,300		966,857
Total Energy			12,478,012
Financials - 27.9%
Arch Capital Group, Ltd.*	8,500	[2]	592,960
Bank of America Corp.	42,300		1,317,222
BB&T Corp.	80,000	[2]	2,400,000
Citigroup, Inc.	112,200		2,130,678
Goldman Sachs Group, Inc.	4,100		672,277
Hartford Financial Services Group, Inc.	7,600		479,408
Invesco, Ltd.	30,000		768,900
JPMorgan Chase & Co.	89,600		3,448,704
Marsh & McLennan Co., Inc.	21,200		676,916
Morgan Stanley Co.	23,000		939,090
NASDAQ Stock Market, Inc.*	24,800	[2]	810,712
New York Community Bancorp, Inc.	70,500	[2]	1,162,545
Northern Trust Corp.	6,400		514,496
PNC Financial Services Group, Inc., The	21,000		1,510,950
ProLogis	33,400	[2]	1,438,204
State Street Corp.	7,000		473,690
SunTrust Banks, Inc.	39,625	[2]	1,659,891
Travelers Companies, Inc., The	31,800		1,404,288
UnumProvident Corp.	49,400	[2]	1,255,254
Wells Fargo & Co.	54,100		1,637,607
Total Financials			25,293,792
Health Care - 10.3%
Amgen, Inc.*	24,900		1,564,965
Boston Scientific Corp.*	53,300		669,448
Invitrogen Corp.*	62,500	[2]	2,653,750
Johnson & Johnson	12,200		859,246
Pfizer, Inc.	82,900		1,584,219
St. Jude Medical, Inc.*	21,100		967,013
WellPoint, Inc.*	20,700		1,092,753
Total Health Care			9,391,394
Industrials - 7.0%
CNH Global N.V.	20,100	[2]	759,981
Norfolk Southern Corp.	7,700		566,181
Ryder System, Inc.	9,500	[2]	612,940
SPX Corp.	9,300		1,109,025
Terex Corp.*	22,000		1,106,380
Union Pacific Corp.	12,400		1,040,360
Walter Industries, Inc.	12,200		1,144,360
Total Industrials			6,339,227
Information Technology - 7.6%
Hewlett-Packard Co.	35,800		1,679,736
International Business Machines Corp.	14,000		1,704,220
MasterCard, Inc.	2,600	[2]	630,630
Motorola, Inc.	53,100		500,202
National Semiconductor Corp.	38,600		827,198
Tyco Electronics Ltd.	26,900		885,279
Western Union Co., The	22,700		626,974
Total Information Technology			6,854,239
Materials - 6.6%
Celanese Corp.	8,500		327,761
Crown Holdings, Inc.*	16,700		463,258
E.I. du Pont de Nemours & Co.	16,800		746,592

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Materials - 6.6% (continued)
Freeport McMoRan Copper & Gold, Inc.,
Class B	14,600		$1,304,072
International Paper Co.	25,200		681,660
Mosaic Co., The*	6,600		704,484
Terra Industries, Inc.	19,100	[2]	959,775
U.S. Steel Corp.	5,750	[2]	765,152
Total Materials			5,952,754
Telecommunication Services - 6.4%
AT&T, Inc.	93,800		3,000,662
NII Holdings, Inc., Class B*	16,300	[2]	856,076
Verizon Communications, Inc.	55,700		1,956,184
Total Telecommunication Services			5,812,922
Utilities - 4.2%
American Electric Power Co., Inc.	46,100		1,799,744
Northeast Utilities	42,800	[2]	1,150,892
NRG Energy, Inc.*	23,900	[2]	899,596
Total Utilities			3,850,232
Total Common Stocks (cost $89,140,076)			88,562,025
Other Investment Companies - 21.6%[1]
Bank of New York Institutional Cash Reserves Fund, 2.47%[3]	17,815,673		17,815,673
Dreyfus Cash Management Fund, Institutional Class Shares, 2.58%	1,843,567		1,843,567
Total Other Investment Companies (cost $19,659,240)			19,659,240
Total Investments - 119.1% (cost $108,799,316)			108,221,265
Other Assets, less Liabilities - (19.1)%			(17,386,558)
Net Assets - 100.0%			$90,834,707

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Fund Snapshots

August 31, 2008 (unaudited)

Portfolio Breakdown

Industry	Systematic Mid Cap Value**	Russell Midcap® Value Index
Financials	29.7%	31.0%
Consumer Discretionary	12.0%	14.1%
Utilities	11.0%	12.6%
Industrials	8.9%	8.0%
Information Technology	7.2%	6.4%
Energy	6.7%	6.8%
Consumer Staples	6.6%	7.4%
Materials	5.9%	7.0%
Health Care	5.4%	5.1%
Telecommunication Services	3.3%	1.6%
Other Assets and Liabilities	3.3%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
NTELOS Holdings Corp.*	3.3%
UnumProvident Corp.*	2.7
American Electric Power Co., Inc.*	2.7
Alleghany Corp.*	2.5
Noble Energy, Inc.*	2.5
New York Community Bancorp, Inc.*	2.5
Northern Trust Corp.*	2.4
Xcel Energy, Inc.	2.4
NSTAR	2.4
Invitrogen Corp.*	2.3

Top Ten as a Group	25.7%

*	Top Ten Holding at February 29, 2008

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments

August 31, 2008 (unaudited)

	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 12.0%
Advance Auto Parts, Inc.	21,800		$938,272
CBS Corp., Class B	31,200		504,816
Exide Technologies, Inc.*	31,500	[2]	388,710
Jones Apparel Group, Inc.	15,200		301,872
Kohl’s Corp.*	14,900		732,633
Leggett & Platt, Inc.	45,600		1,017,336
Snap-On, Inc.	11,500		655,730
Tupperware Brands Corp.	28,700		1,025,164
V.F. Corp.	4,800		380,400
Warnaco Group, Inc., The*	20,400		1,052,028
Total Consumer Discretionary			6,996,961
Consumer Staples - 6.6%
Bunge, Ltd.	3,150	[2]	281,484
Casey’s General Stores, Inc.	31,900		925,100
Darling International, Inc.*	59,800		821,054
Dean Foods Co.*	29,600		745,032
Flowers Foods, Inc.	7,400		195,656
Molson Coors Brewing Co.	18,200		867,230
Total Consumer Staples			3,835,556
Energy - 6.7%
El Paso Corp.	35,000		586,600
Noble Corp.	13,900		699,031
Noble Energy, Inc.	20,400		1,463,292
Whiting Petroleum Corp.*	6,200		596,688
Williams Co., Inc.	18,200		562,198
Total Energy			3,907,809
Financials - 29.7%
Alleghany Corp.*	4,600	[2]	1,472,000
AON Corp.	6,200		294,438
Arch Capital Group, Ltd.*	10,600		739,456
BB&T Corp.	37,400	[2]	1,122,000
Digital Realty Trust, Inc.	29,300		1,343,991
Fulton Financial Corp.	74,400	[2]	793,104
Health Care REIT, Inc.	4,500	[2]	233,415
Invesco, Ltd.	49,000		1,255,870
Marsh & McLennan Co., Inc.	27,100		865,303
Mid-America Apartment
Communities, Inc.	15,400		772,464
NASDAQ Stock Market, Inc.*	32,900	[2]	1,075,501
National Retail Properties, Inc.	48,300	[2]	1,095,927
New York Community Bancorp, Inc.	87,400		1,441,226
Northern Trust Corp.	17,500		1,406,825
ProLogis	6,200		266,972
Susquehanna Bancshares, Inc.	35,500	[2]	567,290
UnumProvident Corp.	62,500		1,588,125
Washington Federal, Inc.	57,200	[2]	985,556
Total Financials			17,319,463
Health Care - 5.4%
Dentsply International, Inc.	27,800		1,089,482
Invitrogen Corp.*	32,050		1,360,843
St. Jude Medical, Inc.*	15,900		728,697
Total Health Care			3,179,022
Industrials - 8.9%
Cooper Industries, Ltd., Class A	14,400		686,016
GATX Corp.	12,200		534,726
Genco Shipping & Trading, Ltd.	7,100		445,454
Harsco Corp.	9,100		479,024
Kansas City Southern*	14,600		750,878
SPX Corp.	7,750		924,188
Walter Industries, Inc.	14,350		1,346,030
Total Industrials			5,166,316
Information Technology - 7.2%
Check Point Software Technologies, Ltd.*	51,200		1,253,888
PMC - Sierra, Inc.*	51,000	[2]	459,000
SAIC, Inc.*	22,700		455,135
Semtech Corp.*	49,300		729,147
Tyco Electronics, Ltd.	38,900		1,280,199
Total Information Technology			4,177,369
Materials - 5.9%
Celanese Corp.	7,700		296,912
Crown Holdings, Inc.*	21,600		599,184
International Paper Co.	23,000		622,150
Reliance Steel & Aluminum Co.	8,900		507,389
Temple-Inland, Inc.	36,200		604,902
Terra Industries, Inc.	15,600		783,900
Total Materials			3,414,437
Telecommunication Services - 3.3%
NTELOS Holdings Corp.	64,500		1,918,875
Utilities - 11.0%
American Electric Power Co., Inc.	40,100		1,565,504
Edison International	9,800		450,016
Northeast Utilities	27,900		750,231

The accompanying notes are an integral part of these financial statements.

Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Utilities - 11.0% (continued)
NRG Energy, Inc.*	23,300		$877,012
NSTAR	40,600	[2]	1,373,904
Xcel Energy, Inc.	67,500		1,384,424
Total Utilities			6,401,091
Total Common Stocks (cost $ 56,536,555)			56,316,899
Other Investment Companies - 5.8%[1]
Bank of New York Institutional Cash Reserves Fund, 2.47%[3]	1,009,208		1,009,208
Dreyfus Cash Management Fund, Institutional Class Shares, 2.58%	2,364,499		2,364,499
Total Other Investment Companies (cost $ 3,373,707)			3,373,707
Total Investments - 102.5% (cost $ 59,910,262)			59,690,606
Other Assets, less Liabilities - (2.5)%			(1,464,053)
Net Assets - 100.0%			$58,226,553

Managers AMG Funds - Systematic Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2008, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Systematic Value	$108,973,695	$4,134,106	$(4,886,536)	$(752,430)
Systematic Mid Cap Value	59,946,023	2,469,215	(2,724,632)	(255,417)

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its August 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2008, amounting to:

Fund	Market Value	% of Net Assets
Systematic Value	$17,287,818	19.0%
Systematic Mid Cap Value	973,438	1.7%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Assets and Liabilities

August 31, 2008 (unaudited)

	Systematic Value	Systematic Mid Cap Value
Assets:
Investments at value* (including securities on loan valued at $17,287,818 and $973,438, respectively)	$108,221,265	$59,690,606
Receivable for investments sold	1,210,280	407,847
Receivable for Fund shares sold	122,105	71,941
Dividends and other receivables	212,586	65,489
Prepaid expenses	27,840	21,429

Total assets	109,794,076	60,257,312

Liabilities:
Payable for investments purchased	917,679	935,650
Payable for Fund shares repurchased	72,934	2,613
Payable upon return of securities loaned	17,815,673	1,009,208
Accrued expenses:
Investment advisory and management fees	50,630	33,482
Other	102,453	49,806

Total liabilities	18,959,369	2,030,759

Net Assets	$90,834,707	$58,226,553

Net Assets Represent:
Paid-in capital	$100,208,652	$60,475,371
Undistributed net investment income	938,922	268,575
Accumulated net realized loss from investments	(9,734,816)	(2,297,737)
Net unrealized depreciation of investments	(578,051)	(219,656)

Net Assets	$90,834,707	$58,226,553

Class A Shares - Net Assets	$60,994,806	$8,732,619
Shares outstanding	6,042,732	851,337

Net asset value and redemption price per share	$10.09	$10.26

Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$10.71	$10.89
Class C Shares - Net Assets	$3,609,980	$472,504
Shares outstanding	362,760	46,482

Net asset value and offering price per share	$9.95	$10.17

Institutional Class Shares - Net Assets	$26,229,921	$49,021,430
Shares outstanding	2,588,755	4,762,374

Net asset value, offering and redemption price per share	$10.13	$10.29

* Investments at cost	$108,799,316	$59,910,262

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended August 31, 2008 (unaudited)

	Systematic Value	Systematic Mid Cap Value
Investment Income:
Dividend income	$1,220,678	$475,659
Foreign withholding tax	(2,633)	(1,154)
Securities lending fees	30,628	1,655

Total investment income	1,248,673	476,160

Expenses:
Investment advisory and management fees	337,802	176,353
Distribution fees - Class A shares	80,171	9,465
Distribution fees - Class C shares	17,812	2,343
Transfer agent	30,676	5,005
Professional fees	23,136	16,502
Custodian	19,600	21,494
Registration fees	14,855	12,605
Reports to shareholders	11,062	4,425
Trustees fees and expenses	3,981	1,235
Miscellaneous	3,353	3,789

Total expenses before offsets	542,448	253,216

Expense reimbursement	(9,513)	(7,335)
Expense reductions	(11,493)	(4,375)

Net expenses	521,442	241,506

Net investment income	727,231	234,654

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(7,366,934)	(1,481,738)
Net unrealized appreciation of investments	834,994	1,447,420

Net realized and unrealized loss	(6,531,940)	(34,318)

Net increase (decrease) in net assets resulting from operations	$(5,804,709)	$200,336

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended August 31, 2008 (unaudited) and for the fiscal year ended February 29, 2008

	Systematic Value		Systematic Mid Cap Value
	August 31, 2008	February 29, 2008	August 31, 2008	February 29, 2008
Increase (Decrease) in Net Assets From Operations:
Net investment income	$727,231	$917,792	$234,654	$91,374
Net realized gain (loss) on investments	(7,366,934)	1,589,129	(1,481,738)	(568,246)
Net unrealized appreciation (depreciation) of investments	834,994	(8,062,019)	1,447,420	(1,728,365)

Net increase (decrease) in net assets resulting from operations	(5,804,709)	(5,555,098)	200,336	(2,205,237)

Distributions to Shareholders:
From net investment income	—	(817,045)	—	(55,894)
From net realized gain on investments	—	(6,667,353)	—	(255,044)

Total distributions to shareholders	—	(7,484,398)	—	(310,938)

From Capital Share Transactions:
Proceeds from sale of shares	11,455,611	45,040,288	36,713,333	23,838,679
Reinvestment of dividends and distributions	—	7,132,308	—	291,845
Cost of shares repurchased	(9,414,303)	(19,930,061)	(1,214,681)	(960,662)

Net increase from capital share transactions	2,041,308	32,242,535	35,498,652	23,169,862

Total increase (decrease) in net assets	(3,763,401)	19,203,039	35,698,988	20,653,687

Net Assets:
Beginning of period	94,598,108	75,395,069	22,527,565	1,873,878

End of period	$90,834,707	$94,598,108	$58,226,553	$22,527,565

End of period undistributed net investment income	$938,922	$211,691	$268,575	$33,921

The accompanying notes are an integral part of these financial statements.

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A	For the six months ended August 31, 2008 (unaudited)	For the fiscal year ended
		February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$10.74	$12.13	$10.88

Income from Investment Operations:
Net investment income	0.08	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.73)	(0.50)	1.41

Total from investment operations	(0.65)	(0.39)	1.51

Less Distributions to Shareholders from:
Net investment income	—	(0.10)	(0.09)
Net realized gain on investments	—	(0.90)	(0.17)

Total distributions to shareholders	—	(1.00)	(0.26)

Net Asset Value, End of Period	$10.09	$10.74	$12.13

Total Return[1]	(6.05)%[2]	(4.18)%	13.90%

Ratio of net expenses to average net assets	1.13%[3]	1.14%	1.15%
Ratio of net investment income to average net assets[1]	1.46%[3]	1.00%	0.98%
Portfolio turnover	68%[2]	110%	111%
Net assets at end of period (000’s omitted)	$60,995	$62,389	$45,961

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	1.17%[3]	1.20%	1.29%
Ratio of net investment income to average net assets	1.42%[3]	0.94%	0.84%

	For the six months ended August 31, 2008 (unaudited)	For the fiscal year ended
Class C		February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$10.63	$12.05	$10.88

Income from Investment Operations:
Net investment income	0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	(0.72)	(0.54)	1.38

Total from investment operations	(0.68)	(0.48)	1.43

Less Distributions to Shareholders from:
Net investment income	—	(0.05)	(0.09)
Net realized gain on investments	—	(0.89)	(0.17)

Total distributions to shareholders	—	(0.94)	(0.26)

Net Asset Value, End of Period	$9.95	$10.63	$12.05

Total Return[1]	(6.40)%[2]	(4.91)%	13.16%

Ratio of net expenses to average net assets	1.88%[3]	1.89%	1.90%
Ratio of net investment income to average net assets[1]	0.71%[3]	0.30%	0.36%
Portfolio turnover	68%[2]	110%	111%
Net assets at end of period (000’s omitted)	$3,610	$3,266	$1,023

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	1.92%[3]	1.95%	2.06%
Ratio of net investment income to average net assets	0.67%[3]	0.24%	0.20%

Systematic Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended August 31, 2008 (unaudited)	For the fiscal year ended
		February 29, 2008	February 28,			February 29, 2004
			2007	2006	2005
Net Asset Value, Beginning of Period	$10.77	$12.16	$10.88	$10.59	$11.16	$8.09

Income from Investment Operations:
Net investment income	0.10	0.15	0.13	0.11	0.12	0.08
Net realized and unrealized gain (loss) on investments	(0.74)	(0.51)	1.41	1.13	1.29	3.46

Total from investment operations	(0.64)	(0.36)	1.54	1.24	1.41	3.54

Less Distributions to Shareholders from:
Net investment income	—	(0.13)	(0.09)	(0.11)	(0.12)	(0.07)
Net realized gain on investments	—	(0.90)	(0.17)	(0.84)	(1.86)	(0.40)

Total distributions to shareholders	—	(1.03)	(0.26)	(0.95)	(1.98)	(0.47)

Net Asset Value, End of Period	$10.13	$10.77	$12.16	$10.88	$10.59	$11.16

Total Return[1]	(5.94)%[2]	(3.94)%	14.18%	12.02%	13.11%	44.07%

Ratio of net expenses to average net assets	0.88%[3]	0.89%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets[1]	1.70%[3]	1.20%	1.20%	1.04%	1.06%	0.95%
Portfolio turnover	68%[2]	110%	111%	112%	154%	132%
Net assets at end of period (000’s omitted)	$26,230	$28,944	$28,411	$20,259	$15,048	$14,433

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	0.92%[3]	0.95%	1.05%	1.08%	1.29%	1.35%
Ratio of net investment income to average net assets	1.66%[3]	1.14%	1.05%	0.86%	0.67%	0.50%

*	Class A and Class C shares commenced operations at the close of business February 28, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Class A	For the six months ended August 31, 2008 (unaudited)	For the fiscal year ended
		February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$10.01	$10.41	$10.00

Income from Investment Operations:
Net investment income	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.22	(0.25)	0.40

Total from investment operations	0.25	(0.22)	0.41

Less Distributions to Shareholders from:
Net investment income	—	(0.03)	—
Net realized gain on investments	—	(0.15)	—

Total distributions to shareholders	—	(0.18)	—

Net Asset Value, End of Period	$10.26	$10.01	$10.41

Total Return[1]	2.50%[2]	(2.29)%	4.10%[2]

Ratio of net expenses to average net assets	1.23%[3]	1.23%	1.24%[3]
Ratio of net investment income to average net assets[1]	0.80%[3]	0.84%	0.89%[3]
Portfolio turnover	78%[2]	122%	26%[2]
Net assets at end of period (000’s omitted)	$8,733	$4,863	$19

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	1.28%[3]	1.82%	17.08%[3]
Ratio of net investment income (loss) to average net assets	0.75%[3]	0.26%	(14.95)%[3]

Class C	For the six months ended August 31, 2008 (unaudited)	For the fiscal year ended
		February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$9.96	$10.40	$10.00

Income from Investment Operations:
Net investment income	0.00 [5]	0.00 [5]	0.00 [5]
Net realized and unrealized gain (loss) on investments	0.21	(0.29)	0.40

Total from investment operations	0.21	(0.29)	0.40

Less Distributions to Shareholders from:
Net investment income	—	—	—
Net realized gain on investments	—	(0.15)	—

Total distributions to shareholders	—	(0.15)	—

Net Asset Value, End of Period	$10.17	$9.96	$10.40

Total Return[1]	2.01%[2]	(2.95)%	4.00%[2]

Ratio of net expenses to average net assets	1.97%[3]	1.98%	1.99%[3]
Ratio of net investment income to average net assets[1]	0.07%[3]	0.04%	0.42%[3]
Portfolio turnover	78%[2]	122%	26%[2]
Net assets at end of period (000’s omitted)	$473	$441	$5

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	2.04%[3]	3.00%	18.06%[3]
Ratio of net investment income (loss) to average net assets	0.01%[3]	(0.98)%	(15.65)%[3]

Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Institutional Class Shares	For the six months ended August 31, 2008 (unaudited)	For the fiscal year ended
		February 29, 2008	February 28, 2007*
Net Asset Value, Beginning of Period	$10.03	$10.42	$10.00

Income from Investment Operations:
Net investment income	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments	0.23	(0.24)	0.40

Total from investment operations	0.26	(0.20)	0.42

Less Distributions to Shareholders from:
Net investment income	—	(0.04)	—
Net realized gain on investments	—	(0.15)	—

Total distributions to shareholders	—	(0.19)	—

Net Asset Value, End of Period	$10.29	$10.03	$10.42

Total Return[1]	2.59%[2]	(2.13)%	4.20%[2]

Ratio of net expenses to average net assets	0.98%[3]	0.98%	0.99%[3]
Ratio of net investment income to average net assets[1]	1.05%[3]	1.03%	1.21%[3]
Portfolio turnover	78%[2]	122%	26%[2]
Net assets at end of period (000’s omitted)	$49,021	$17,223	$1,850

Ratios absent expense offsets:[4]
Ratio of total expenses to average net assets	1.03%[3]	1.98%	17.71%[3]
Ratio of net investment income (loss) to average net assets	1.00%[3]	0.04%	(15.51)%[3]

*	Commencement of operations was December 21, 2006.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]	Not annualized.
[3]	Annualized.
[4]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[5]	Rounds to less than $0.005 per share.

Managers AMG Funds

Notes to Financial Statements

August 31, 2008 (unaudited)

1. Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Systematic Value Fund (“Value”) and Systematic Mid Cap Value Fund (“Mid Cap Value”), collectively the “Funds.”

Mid Cap Value commenced operations on December 21, 2006 with an initial investment of $1,500 in both Class A and Class C. Each class represents interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. All three classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class C shares and certain class A shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Institutional Class shares are available, with no sales charge, to certain institutional investors and qualifying individual investors.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third party pricing services approved by the Board of Trustees of the Funds. Under certain circumstances, the value of a specific investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Investment Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares and other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Managers AMG Funds

Notes to Financial Statements (continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ investments by the above fair value hierarchy levels as of August 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Value
Level 1	$108,221,265	—
Level 2	—	—
Level 3	—	—

Total	$108,221,265	—

Mid Cap
Level 1	$59,690,606	—
Level 2	—	—
Level 3	—	—

Total	$59,690,606	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of August 31, 2008	Investments in Securities	Other Financial Instruments
Value	$0	$0
Mid Cap	$0	$0

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Funds had certain portfolio trades directed to various brokers who paid a portion of such Fund’s expenses. For the six months ended August 31, 2008, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Value - $11,363 or 0.02%, and Mid Cap Value - $4,312 or 0.02%.

Each of the Funds has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended August 31, 2008, the custodian expense was reduced as follows: Value - $1, Mid Cap Value - $0.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended August 31, 2008, overdraft fees for Value and Mid Cap Value equaled $504 and $1,224, respectively. The Trust also has a balance credit arrangement with its Transfer Agent, PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended August 31, 2008, the transfer agent expense was reduced as follows: Value - $129, Mid Cap Value - $63.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses such as interest and taxes, if any.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f. Capital Loss Carryovers

As of August 31, 2008, the Funds had no accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes.

Managers AMG Funds

Notes to Financial Statements (continued)

g. Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date. For the six months ended August 31, 2008, and the fiscal year ended February 29, 2008, the capital stock transactions in the Funds by Class were:

	Value
	For the six months ended August 31, 2008		For the fiscal year ended February 29, 2008
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	742,123	$8,009,240	2,554,092	$32,442,004
Reinvestment of dividends and distributions	—	—	395,351	4,819,328
Shares repurchased	(507,554)	(5,377,530)	(929,472)	(11,682,980)

Net Increase	2,019,971	$2,631,710	2,019,971	$25,578,352

Class C Shares
Sale of shares	66,334	$698,665	229,574	$2,857,275
Reinvestment of dividends and distributions	—	—	2,102	25,395
Shares repurchased	(10,792)	(109,723)	(9,395)	(118,296)

Net Increase	55,542	$588,942	222,281	$2,764,374

Institutional Class Shares
Sale of shares	255,363	$2,747,706	805,323	$9,741,009
Reinvestment of dividends and distributions	—	—	187,353	2,287,585
Shares repurchased	(354,363)	(3,927,050)	(641,443)	(8,128,785)

Net Increase (Decrease)	(99,000)	$(1,179,344)	351,233	$3,899,809

	Mid Cap Value
	For the six months ended August 31, 2008		For the fiscal year ended February 29, 2008
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	465,028	$4,847,024	552,835	$6,157,690
Reinvestment of dividends and distributions	—	—	5,141	58,304
Shares repurchased	(99,481)	(1,016,895)	(73,994)	(778,529)

Net Increase	365,547	$3,830,129	483,982	$5,437,465

Class C Shares
Sale of shares	6,816	$70,614	44,578	$488,729
Reinvestment of dividends and distributions	—	—	385	4,342
Shares repurchased	(4,656)	(46,838)	(1,149)	(12,189)

Net Increase	2,160	$23,776	43,814	$480,882

Institutional Class Shares
Sale of shares	3,060,446	$31,795,695	1,534,729	$17,192,260
Reinvestment of dividends and distributions	—	—	20,176	229,199
Shares repurchased	(14,389)	(150,948)	(16,159)	(169,944)

Net Increase	3,046,057	$31,644,747	1,538,746	$17,251,515

Managers AMG Funds

Notes to Financial Statements (continued)

At August 31, 2008, certain shareholders, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Funds as follows: Value Class A - one owns 73%; Value Class C - one owns 66%; Value Institutional Class - four collectively own 61%; Mid Cap Value Class A - two collectively owns 38%; Mid Cap Value Class C - three collectively own 77%; Mid Cap Value Institutional Class - one owns 10%. Transactions by these shareholders may have a material impact on their respective Funds.

2. Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by Systematic Financial Management, L.P. (“Systematic”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and Systematic with respect to each of the Funds. AMG indirectly owns a majority interest in Systematic.

Value and Mid Cap Value are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% and 0.75%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% and 0.75%, respectively, of the average daily net assets of the Fund for its services as subadvisor. Under the Investment Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through July 1, 2009, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses and extraordinary expenses) of the Funds exceed the following amounts of the Funds’ average daily net assets:

Fund	Class A	Class C	Institutional Class
Systematic Value	1.15%	1.90%	0.90%
Systematic Mid Cap Value	1.24%	1.99%	0.99%

The Funds are obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Funds’ total operating expenses in any such future year to exceed that Fund’s respective expense cap. At August 31, 2008, the cumulative amount of reimbursement by the Investment Manager subject to repayment by Value and Mid Cap Value was $167,658 and $145,099, respectively.

Prior to July 1, 2007, the aggregate annual retainer paid to each Independent Trustee was $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. Effective July 1, 2007, the aggregate annual retainer paid to each Independent Trustee is $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Advisor (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $15,000 per year. (Prior to July 1, 2007, the Independent Chairman received an additional payment of $10,000 per year). The Chairman of the Audit Committee receives an additional payment of $5,000 per year. (Prior to July 1, 2007, the Chairman of the Audit Committee received an additional payment of $2,000 per year). The “Trustee fees and expenses” shown in the financial statements represent each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Value adopted a distribution and service plan with respect to the Class A and Class C shares of the Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Effective December 21, 2006, Mid Cap Value also adopted the Plan with respect to its Class A and Class C shares. Pursuant to the Plan, the Funds may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Funds’ shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to MDI up to 0.25% and 1.00% annually of each Fund’s average daily net assets attributable to Class A and Class C shares, respectively. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of the Funds for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Funds’ shares of that class owned by clients of such broker, dealer or financial intermediary.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds will be continuously offered and will be sold by brokers, dealers, or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to an Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Managers AMG Funds

Notes to Financial Statements (continued)

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended August 31, 2008, for Value were $74,350,535 and $72,207,820, respectively; and Mid Cap Value were $68,761,436 and $34,561,713, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4. Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNYM providing for the lending of portfolio securities to qualified brokers. Collateral on all securities loaned are accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in the BNYM Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments by BNYM. (Subsequent to August 31, 2008, BNYM advised the Investment Manager that the ICRF had exposure to certain Lehman floating rate notes and certain debt obligations of Whistlejacket/White Pines, and that BNYM had established separate sleeves of the ICRF to hold these securities. Each Fund’s position in the separate sleeves is being marked to market daily. The net impact of these positions is not expected to be material for either Fund). Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate. These earnings (after any rebates) are then divided between BNYM, as a fee for its services under the program, and the Fund loaning the security, according to a predetermined share arrangement.

5. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6. Accounting Pronouncement

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (“FIN 48”).” FIN 48 applies to all registered investment companies and establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended February 28, 2005-2007 and February 29, 2008) and has concluded that as of August 31, 2008, no provision for income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Investment Manager’s conclusion regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and ongoing analysis of tax laws, regulations, and interpretations thereof.

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, New Jersey 07666

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Nathaniel Dalton

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 61204

King of Prussia, Pennslyvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS
EMERGING MARKETS EQUITY	SKYLINE SPECIAL EQUITIES
Rexiter Capital Management Limited	PORTFOLIO
Skyline Asset Management, L.P.

ESSEX GROWTH	SMALL CAP

ESSEX LARGE CAP GROWTH	TIMESSQUARE MID CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH	TIMESSQUARE SMALL CAP GROWTH
Essex Investment Management Co., LLC	TimesSquare Capital Management, LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY	SMALL COMPANY
First Quadrant, L.P.	Epoch Investment Partners, Inc.
Kalmar Investment Advisers

INSTITUTIONAL MICRO-CAP

MICRO-CAP	SPECIAL EQUITY
Lord, Abbett & Co. LLC	Ranger Investment Management, L.P.
WEDGE Capital Management L.L.P.	Lord, Abbett & Co. LLC
OFI Institutional Asset Management, Inc.	Skyline Asset Management, L.P.
Next Century Growth Investors LLC	Smith Asset Management Group, L.P.
Federated MDTA LLC
Westport Asset Management, Inc.

INTERNATIONAL EQUITY	SYSTEMATIC VALUE
AllianceBernstein L.P.	SYSTEMATIC MID CAP VALUE
Lazard Asset Management, LLC	Systematic Financial Management, L.P.
Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP	VALUE
Chicago Equity Partners, LLC	Armstrong Shaw Associates Inc.
Osprey Partners Investment Management, LLC

REAL ESTATE SECURITIES
Urdang Securities Management, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

MANAGERS AND MANAGERS AMG
BALANCED FUNDS
CHICAGO EQUITY PARTNERS BALANCED
Chicago Equity Partners, LLC

GLOBAL
AllianceBernstein L.P.
First Quadrant, L.P.
Wellington Management Company, LLP

ALTERNATIVE FUNDS
FQ GLOBAL ALTERNATIVES
First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS
BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND
Loomis, Sayles & Co., L.P.

BOND (MANAGERS FREMONT)
Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE
Miller Tabak Asset Management LLC

HIGH YIELD
J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT
Smith Breeden Associates, Inc.

MONEY MARKET
JPMorgan Investment Advisors Inc.

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date:	November 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	November 5, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	November 5, 2008